Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 HKD ($)
Summary of Significant Accounting Policies (Textual)
Property and equipment, description	The property and equipment are stated at cost less accumulated depreciation. The depreciation is computed on the straight-line method over the estimated useful lives of the assets.
U.S. Federal depository insurance coverage	$ 250,000
Government securities coverage				$ 500,000
Cost method investment, description	The Company carries its cost method investments at cost, recognized income as any dividend declared from distributions of the investee's earnings if any and only adjusts for other-than-temporary impairment and distributions of earnings as the Company's equity interest in the investee is less than 20%.
Revenue recognition arrangements	The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Investment impairment		$ 3,698,868
Total expenses	82,186	$ 145,554	$ 178,547
Fair value of series A warrants issued	510,000
Fair value of placement agent warrants	40,800
Contract amount	$ 988,981